Net Loss Per Share (Details) - USD ($)		3 Months Ended				5 Months Ended	6 Months Ended		7 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2020	Apr. 30, 2021	Mar. 31, 2021	Apr. 30, 2020	Mar. 31, 2020	Jan. 31, 2021	Jun. 30, 2020	Sep. 30, 2019	Aug. 31, 2020	Aug. 27, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Jan. 31, 2019
Net income (loss)			$ 41,740,801		$ (8,823,514)		$ (53,585,867)	$ (16,497,280)			$ (25,340,816)	$ (14,682,592)	$ (72,459,185)		$ (14,682,592)
Weighted average common shares outstanding:
Basic and diluted weighted average shares outstanding, Non-redeemable common stock			32,537,498		25,224,075							21,438,529	27,526,131
Loss per share:
Basic and diluted net loss per share, Non-redeemable common stock			$ 1.28		$ (0.41)							$ (0.91)	$ (2.68)
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Net income (loss)	$ (849,205,000)	$ (37,405,000)		$ (433,903,000)		$ (93,722,000)			$ 2,764,012,000	$ 2,764,012,000				$ (849,205,000)		$ (399,839,000)
Weighted average common shares outstanding:
Basic and diluted weighted average shares outstanding, Non-redeemable common stock				100						100				100		100
Loss on modifications of terms of participation rights held by other shareholders and warrants						(5,900,000)
Gain on modifications of terms of participation rights held by other shareholders and warrants						$ 5,900,000
Loss per share:
Basic and diluted net loss per share, Non-redeemable common stock				$ (4,334.70)						$ 27,612.51				$ (8,483.57)		$ (3,994.40)
Class A And Class B | SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Weighted average common shares outstanding:
Basic and diluted weighted average shares outstanding, Non-redeemable common stock		4,000
Loss per share:
Basic and diluted net loss per share, Non-redeemable common stock		$ (9.35)